Subsequent event	12 Months Ended
Dec. 31, 2017
Subsequent events [Abstract]
Subsequent events
Subsequent event
Grant of stock options
Subsequent to year-end, the Company granted 2,828,000 stock options to the officers, directors and employees of the Company at a weighted average price of $5.27 (CA $6.51).